Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross		$ 7,671,969
Less: Accumulated amortization		(17,202)	(263)
Intangible assets, net		7,654,767	132
Concession right on forest land [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross	[1]	$ 7,671,969
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross			$ 395

[1]	On December 3, 2024, the Company acquired a concession right on forest land from a third party for consideration of $7,671,969. The concession right with a finite useful life of 37 years gives the Company rights to operate in the designated forests in the PRC.